Financial Instruments - Summary of Group's Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Details)	12 Months Ended
	Dec. 31, 2018 SGD ($)	Dec. 31, 2017 SGD ($)	Dec. 31, 2016 SGD ($)
Disclosure Of Financial Instruments [Abstract]
Financial assets, Foreign Currencies	$ 2,297,231	$ 1,778,293	$ 1,627,096
Financial assets, Exchange Rate	0.7335	0.7482	0.6916
Financial assets, Carrying Amount	$ 1,685,019	$ 1,330,600	$ 1,125,364
Financial liabilities, Foreign Currencies	$ 13,515,737	$ 12,936,189	$ 12,051,989
Financial liabilities, Exchange Rate	0.7335	0.7482	0.6916
Financial Liabilities, Carrying Amount	$ 9,914,437	$ 9,679,451	$ 8,335,631